CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (3,195)	$ (3,096)	$ (6,046)	$ (5,557)	$ (9,196)
Adjustments to profit and loss items:
Profit from discontinued operation	0	0	0	0	(80)
Depreciation and amortization	319	271	627	539	1,090
Share-based compensation	500	346	884	519	1,322
Revaluation of liability in respect of IIA grants	222	226	497	424	828
Revaluation of liabilities in respect of the purchase of shares	147	196	299	348	(433)
Revaluation of lease liabilities	79	100	35	64	305
Increase (decrease) in severance pay liabilities, net	5	19	(5)	40	33
Net financing income	0	(81)	(11)	(191)	(297)
Un-realized foreign currency (gain) loss	(482)	(51)	(226)	28	(211)
Adjustments to profit and loss items, total	790	1,026	2,100	1,771	2,557
Changes in asset and liability items:
Decrease in trade receivables	3,087	444	680	1,341	1,386
Decrease (increase) in inventories	62	65	17	(326)	141
Increase in other receivables	(469)	(383)	(432)	(284)	(13)
Increase (decrease) in trade payables and accrued expenses	803	(1,004)	1,075	(1,649)	(1,096)
Increase (decrease) in other payables and deferred revenues	(2,063)	133	(1,257)	86	(479)
Changes in asset and liability items, total	(1,420)	(745)	(83)	(832)	(61)
Net cash used in continuing operating activities	(985)	(2,815)	(3,863)	(4,618)	(6,700)
Net cash used in discontinued operating activities	0	0	0	0	(195)
Net cash used in operating activities	(985)	(2,815)	(3,863)	(4,618)	(6,895)
Cash Flows from Investing Activities:
Purchase of property and equipment	(26)	(100)	(244)	(244)	(923)
Interest received	(0)	39	35	42	274
Proceeds from short term bank deposits, net	(4)	7,603	4,002	10,595	18,034
Net cash provided by (used in) continuing investing activities	(30)	7,542	3,793	10,393	17,385
Cash Flows from Financing Activities:
Repayment of leases liabilities	(171)	(153)	(337)	(313)	(508)
Repayments of IIA grant	0	0	(180)	(66)	(121)
Net cash used in financing activities	(171)	(153)	(517)	(379)	(629)
Exchange rate differences on cash and cash equivalent balances	495	57	204	(26)	273
Cash and cash equivalents:
Increase (decrease) in cash and cash equivalents from continuing activities	(691)	4,631	(383)	5,370	10,329
Decrease in cash and cash equivalents from discontinued activities	0	0	0	0	(195)
Balance of cash and cash equivalents at the beginning of the period	17,684	7,981	17,376	7,242	7,242
Balance of cash and cash equivalents at the end of the period	16,993	12,612	16,993	12,612	17,376
Supplement disclosure of Non-cash transactions:
ROU asset, net recognized with corresponding lease liability	155	0	155	105	261
Exercise of RSU’s	$ 0	$ 0	$ 43	$ 43	$ 147